Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Industrials Portfolio
May 31, 2022
CYC-NPRT1-0722
1.802164.118
Common Stocks - 99.4%
	Shares	Value ($)
Aerospace & Defense - 28.6%
Aerospace & Defense - 28.6%
General Dynamics Corp.	10,900	2,451,519
HEICO Corp. (a)	46,200	6,608,910
HEICO Corp. Class A	71,200	8,336,808
Hexcel Corp.	19,100	1,097,295
Howmet Aerospace, Inc.	460,100	16,457,777
Lockheed Martin Corp.	21,300	9,374,343
Raytheon Technologies Corp.	152,600	14,515,312
Spirit AeroSystems Holdings, Inc. Class A	96,100	3,019,462
The Boeing Co. (b)	76,960	10,112,544
TransDigm Group, Inc. (b)	22,737	13,764,298
Triumph Group, Inc. (b)	229,922	3,517,807
		89,256,075
Building Products - 0.2%
Building Products - 0.2%
Builders FirstSource, Inc. (b)	7,470	486,222
Commercial Services & Supplies - 2.6%
Diversified Support Services - 0.1%
Copart, Inc. (b)	3,600	412,308
Environmental & Facility Services - 2.5%
Tetra Tech, Inc.	500	67,485
Waste Connections, Inc. (United States)	60,900	7,767,186
		7,834,671
TOTAL COMMERCIAL SERVICES & SUPPLIES		8,246,979
Construction & Engineering - 9.1%
Construction & Engineering - 9.1%
AECOM	7,700	537,845
Quanta Services, Inc.	73,600	8,758,400
Willscot Mobile Mini Holdings (b)	535,700	19,140,561
		28,436,806
Electrical Equipment - 6.0%
Electrical Components & Equipment - 6.0%
Acuity Brands, Inc.	3,016	527,860
AMETEK, Inc.	140,720	17,093,258
nVent Electric PLC	34,652	1,226,681
		18,847,799
Electronic Equipment & Components - 5.7%
Electronic Equipment & Instruments - 5.7%
Teledyne Technologies, Inc. (b)	43,500	17,624,025
Industrial Conglomerates - 4.4%
Industrial Conglomerates - 4.4%
Honeywell International, Inc.	70,898	13,727,271
Machinery - 18.5%
Industrial Machinery - 18.5%
Chart Industries, Inc. (a)(b)	59,900	10,535,212
Crane Holdings Co.	155,900	14,913,394
Flowserve Corp. (a)	303,973	9,575,150
Fortive Corp.	281,400	17,382,078
Ingersoll Rand, Inc.	109,800	5,177,070
		57,582,904
Professional Services - 6.1%
Research & Consulting Services - 6.1%
Clarivate Analytics PLC (b)	13,600	200,872
FTI Consulting, Inc. (b)	111,300	18,698,400
		18,899,272
Road & Rail - 5.1%
Railroads - 4.4%
CSX Corp.	223,500	7,105,065
Norfolk Southern Corp.	11,709	2,806,179
Union Pacific Corp.	18,021	3,960,655
		13,871,899
Trucking - 0.7%
J.B. Hunt Transport Services, Inc.	11,752	2,028,160
Old Dominion Freight Lines, Inc.	323	83,412
		2,111,572
TOTAL ROAD & RAIL		15,983,471
Software - 13.1%
Application Software - 13.1%
Roper Technologies, Inc.	92,104	40,750,493
TOTAL COMMON STOCKS (Cost $286,844,421)		309,841,317

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	1,918,289	1,918,673
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	14,960,954	14,962,450
TOTAL MONEY MARKET FUNDS (Cost $16,881,123)		16,881,123

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $303,725,544)	326,722,440
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(15,035,129)
NET ASSETS - 100.0%	311,687,311

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	1,945,359	24,731,596	24,758,282	1,481	-	-	1,918,673	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	1,593,775	82,775,195	69,406,520	1,854	-	-	14,962,450	0.0%
Total	3,539,134	107,506,791	94,164,802	3,335	-	-	16,881,123

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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